Related Parties -Additional Information (FY) (Details) - USD ($)						12 Months Ended
	Apr. 05, 2021	Jan. 08, 2021	Jul. 21, 2020	Jul. 21, 2020	Jan. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Common stock issued for notes purchased						66,155,340	63,633,981	84,944,145	9,162,976
Treasury stock, shares, acquired	717,460	148,440	9,896,666	9,896,666
Treasury stock, value	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0
The Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount of notes					$ 7,000,000
Interest rate of notes					5.00%
Term of notes					5 years
Interest expense						$ 200,000	$ 300,000
Common stock issued for notes purchased					25,000
Promissory notes purchased					$ 250,000
Two Board Members [Member] | The Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount of notes					$ 6,000,000.0